Annual Total Returns - Money Market Portfolio [BarChart] - Money Market Portfolio-14 - Money Market Portfolio - Class A	Nov. 01, 2020
Bar Chart Table:
Annual Return 2010	none
Annual Return 2011	none
Annual Return 2012	none
Annual Return 2013	none
Annual Return 2014	none
Annual Return 2015	none
Annual Return 2016	none
Annual Return 2017	0.50%
Annual Return 2018	1.47%
Annual Return 2019	1.86%